Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,887,500
Previously Paid Amount	0
Total Fee Amount	191,358
Total Offset Amount	0
Net Fee	$ 191,358